Quarterly Holdings Report
for
Fidelity® Strategic Dividend & Income® Fund
February 28, 2023
SDI-NPRT1-0423
1.814104.118
Corporate Bonds - 11.0%
	Principal Amount (a)	Value ($)
Convertible Bonds - 10.2%
COMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.0%
Radius Global Infrastructure, Inc. 2.5% 9/15/26 (b)	91,000	84,687

Entertainment - 0.3%
Liberty Media Corp. 0.5% 12/1/50 (b)	461,000	456,226
Liberty Media Corp. Liberty Formula One 2.25% 8/15/27 (b)	3,517,000	3,566,238
Live Nation Entertainment, Inc.:
2% 2/15/25	66,000	64,251
3.125% 1/15/29(b)	5,025,000	4,974,750
Spotify U.S.A., Inc. 0% 3/15/26	1,000,000	820,000
World Wrestling Entertainment, Inc. 3.375% 12/15/23	26,000	87,581
Zynga, Inc.:
0% 12/15/26	1,969,000	1,949,583
0.25% 6/1/24	2,095,000	2,231,048
		14,149,677
Interactive Media & Services - 0.4%
Eventbrite, Inc. 5% 12/1/25	992,000	1,025,981
IAC FinanceCo 2, Inc. 0.875% 6/15/26 (b)	1,332,000	1,171,789
IAC FinanceCo 3, Inc. 2% 1/15/30 (b)	1,345,000	1,184,273
Liberty TripAdvisor Holdings, Inc. 0.5% 6/30/51 (b)	5,891,000	4,627,381
Snap, Inc.:
0% 5/1/27	4,040,000	2,902,740
0.125% 3/1/28	9,775,000	6,818,063
0.25% 5/1/25	1,118,000	1,043,653
0.75% 8/1/26	1,690,000	1,500,479
TripAdvisor, Inc. 0.25% 4/1/26	2,312,000	1,910,868
		22,185,227
Media - 0.4%
Cable One, Inc. 0% 3/15/26	102,000	79,917
DISH Network Corp.:
0% 12/15/25	3,891,000	2,480,513
2.375% 3/15/24	3,618,000	3,323,077
3.375% 8/15/26	10,257,000	6,555,045
Gannett Co., Inc. 4.75% 4/15/24	1,250,000	980,565
Liberty Broadband Corp. 3.125% 3/31/53 (b)	3,830,000	3,745,740
Liberty Interactive LLC 1.75% 9/30/46 (b)	673,000	705,641
Liberty Media Corp. 1.375% 10/15/23	1,283,000	1,442,289
Magnite, Inc. 0.25% 3/15/26	2,907,000	2,301,825
TechTarget, Inc. 0% 12/15/26	120,000	93,300
		21,707,912
TOTAL COMMUNICATION SERVICES		58,127,503

CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.1%
LCI Industries 1.125% 5/15/26	50,000	45,375
Patrick Industries, Inc. 1.75% 12/1/28	2,940,000	2,699,288
		2,744,663
Automobiles - 0.2%
Ford Motor Co. 0% 3/15/26	3,459,000	3,329,288
Lucid Group, Inc. 1.25% 12/15/26 (b)	6,194,000	3,716,400
Winnebago Industries, Inc. 1.5% 4/1/25	1,544,000	1,790,075
		8,835,763
Diversified Consumer Services - 0.1%
2U, Inc. 2.25% 5/1/25	127,000	102,743
Chegg, Inc.:
0% 9/1/26	1,563,000	1,215,490
0.125% 3/15/25	1,328,000	1,152,704
		2,470,937
Hotels, Restaurants & Leisure - 0.8%
Airbnb, Inc. 0% 3/15/26	2,689,000	2,315,229
Booking Holdings, Inc. 0.75% 5/1/25	1,882,000	2,710,118
Carnival Corp. 5.75% 12/1/27 (b)	3,150,000	3,476,025
Cracker Barrel Old Country Store, Inc. 0.625% 6/15/26	3,874,000	3,426,069
DraftKings, Inc. 0% 3/15/28	23,230,000	16,098,390
Expedia, Inc. 0% 2/15/26	90,000	79,292
Marriott Vacations Worldwide Corp.:
0% 1/15/26	100,000	102,600
3.25% 12/15/27(b)	3,000,000	3,085,500
NCL Corp. Ltd.:
1.125% 2/15/27	1,384,000	1,031,842
2.5% 2/15/27	1,153,000	904,681
5.375% 8/1/25	66,000	74,976
Penn Entertainment, Inc. 2.75% 5/15/26	1,613,000	2,390,466
Royal Caribbean Cruises Ltd. 6% 8/15/25 (b)	3,835,000	6,208,865
Shake Shack, Inc. 0% 3/1/28	97,000	72,089
The Cheesecake Factory, Inc. 0.375% 6/15/26	79,000	66,854
Vail Resorts, Inc. 0% 1/1/26	100,000	89,938
		42,132,934
Internet & Direct Marketing Retail - 0.3%
Etsy, Inc.:
0.125% 10/1/26	3,165,000	4,859,858
0.125% 9/1/27	1,999,000	1,874,035
0.25% 6/15/28	90,000	74,842
Lyft, Inc. 1.5% 5/15/25	1,789,000	1,560,008
The RealReal, Inc. 1% 3/1/28	853,000	318,851
Uber Technologies, Inc. 0% 12/15/25	74,000	64,287
Wayfair LLC:
0.625% 10/1/25	10,136,000	7,522,172
1.125% 11/1/24	329,000	288,698
Xometry, Inc. 1% 2/1/27	590,000	501,500
		17,064,251
Leisure Products - 0.1%
Peloton Interactive, Inc. 0% 2/15/26	5,561,000	4,336,592
Topgolf Callaway Brands Corp. 2.75% 5/1/26	1,522,000	2,215,461
		6,552,053
Specialty Retail - 0.0%
Burlington Stores, Inc. 2.25% 4/15/25	75,000	88,266
National Vision Holdings, Inc. 2.5% 5/15/25	1,398,000	1,840,722
		1,928,988
TOTAL CONSUMER DISCRETIONARY		81,729,589

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
Chefs' Warehouse Holdings 2.375% 12/15/28 (b)	1,700,000	1,690,191

Food Products - 0.0%
Post Holdings, Inc. 2.5% 8/15/27 (b)	1,250,000	1,292,875

Tobacco - 0.1%
Turning Point Brands, Inc. 2.5% 7/15/24	6,672,000	6,241,102

TOTAL CONSUMER STAPLES		9,224,168

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Antero Resources Corp. 4.25% 9/1/26	211,000	1,268,026
CNX Resources Corp. 2.25% 5/1/26	1,322,000	1,788,666
EQT Corp. 1.75% 5/1/26	882,000	2,012,283
Northern Oil & Gas, Inc. 3.625% 4/15/29 (b)	6,158,000	6,635,245
Peabody Energy Corp. 3.25% 3/1/28 (b)	864,000	1,378,944
Pioneer Natural Resources Co. 0.25% 5/15/25	1,997,000	4,067,889
		17,151,053
FINANCIALS - 0.3%
Capital Markets - 0.1%
Coinbase Global, Inc. 0.5% 6/1/26	8,563,000	6,006,945

Consumer Finance - 0.2%
EZCORP, Inc. 3.75% 12/15/29 (b)	480,000	480,762
LendingTree, Inc. 0.5% 7/15/25	5,147,000	4,040,395
SoFi Technologies, Inc. 0% 10/15/26 (b)	5,480,000	4,030,540
		8,551,697
TOTAL FINANCIALS		14,558,642

HEALTH CARE - 1.4%
Biotechnology - 0.4%
Alnylam Pharmaceuticals, Inc. 1% 9/15/27 (b)	4,250,000	4,060,278
Cerevel Therapeutics Holdings 2.5% 8/15/27 (b)	650,000	585,000
Coherus BioSciences, Inc. 1.5% 4/15/26	80,000	55,400
Dynavax Technologies Corp. 2.5% 5/15/26	100,000	123,150
Exact Sciences Corp.:
0.375% 3/15/27	101,000	91,468
0.375% 3/1/28	102,000	87,914
1% 1/15/25	68,000	76,568
Halozyme Therapeutics, Inc. 1% 8/15/28 (b)	1,220,000	1,265,750
Insmed, Inc.:
0.75% 6/1/28	1,200,000	1,037,073
1.75% 1/15/25	750,000	702,000
Natera, Inc. 2.25% 5/1/27	578,000	852,550
Novavax, Inc. 5% 12/15/27 (b)	2,543,000	2,292,953
PTC Therapeutics, Inc. 1.5% 9/15/26	1,201,000	1,286,872
Sarepta Therapeutics, Inc.:
1.25% 9/15/27(b)	5,905,000	6,605,852
1.5% 11/15/24	1,120,000	1,992,480
		21,115,308
Health Care Equipment & Supplies - 0.6%
CONMED Corp. 2.25% 6/15/27 (b)	1,080,000	1,016,820
DexCom, Inc.:
0.25% 11/15/25	3,728,000	3,946,088
0.75% 12/1/23	2,405,000	6,497,108
Envista Holdings Corp. 2.375% 6/1/25	1,879,000	3,564,461
Glaukos Corp. 2.75% 6/15/27	830,000	999,631
Haemonetics Corp. 0% 3/1/26	100,000	82,951
Insulet Corp. 0.375% 9/1/26	2,302,000	3,065,113
Integer Holdings Corp. 2.125% 2/15/28 (b)	3,920,000	4,176,760
Integra LifeSciences Holdings Corp. 0.5% 8/15/25	1,458,000	1,397,493
Lantheus Holdings, Inc. 2.625% 12/15/27 (b)	1,200,000	1,439,133
LivaNova U.S.A., Inc. 3% 12/15/25	1,360,000	1,433,440
Mesa Laboratories, Inc. 1.375% 8/15/25	566,000	525,814
Nevro Corp. 2.75% 4/1/25	343,000	312,988
Novocure Ltd. 0% 11/1/25	890,000	813,309
Omnicell, Inc. 0.25% 9/15/25	959,000	869,334
Tandem Diabetes Care, Inc. 1.5% 5/1/25 (b)	70,000	63,539
Varex Imaging Corp. 4% 6/1/25	100,000	107,928
		30,311,910
Health Care Providers & Services - 0.2%
Accolade, Inc. 0.5% 4/1/26	5,816,000	4,497,533
Guardant Health, Inc. 0% 11/15/27	1,804,000	1,230,328
NeoGenomics, Inc. 1.25% 5/1/25	420,000	385,350
Oak Street Health, Inc. 0% 3/15/26	3,512,000	3,249,243
		9,362,454
Health Care Technology - 0.1%
Health Catalyst, Inc. 2.5% 4/15/25	724,000	675,542
Nextgen Healthcare, Inc. 3.75% 11/15/27 (b)	1,990,000	2,026,815
Teladoc Health, Inc. 1.25% 6/1/27	2,204,000	1,723,146
Veradigm, Inc. 0.875% 1/1/27	2,037,000	2,753,769
		7,179,272
Life Sciences Tools & Services - 0.1%
Illumina, Inc. 0% 8/15/23	68,000	66,130
Nanostring Technologies, Inc. 2.625% 3/1/25	894,000	742,022
Repligen Corp. 0.375% 7/15/24	960,000	1,524,958
		2,333,110
Pharmaceuticals - 0.0%
Innoviva, Inc. 2.125% 3/15/28 (b)	80,000	63,680
Jazz Investments I Ltd. 2% 6/15/26	1,446,000	1,567,103
		1,630,783
TOTAL HEALTH CARE		71,932,837

INDUSTRIALS - 0.6%
Aerospace & Defense - 0.0%
Parsons Corp. 0.25% 8/15/25	2,343,000	2,570,271

Air Freight & Logistics - 0.0%
Air Transport Services Group, Inc. 1.125% 10/15/24	776,500	727,987
Atlas Air Worldwide Holdings, Inc. 1.875% 6/1/24	1,025,000	1,708,675
		2,436,662
Airlines - 0.2%
American Airlines Group, Inc. 6.5% 7/1/25	2,986,000	3,599,623
JetBlue Airways Corp. 0.5% 4/1/26	2,204,000	1,698,064
Southwest Airlines Co. 1.25% 5/1/25	2,236,000	2,547,922
		7,845,609
Construction & Engineering - 0.1%
Granite Construction, Inc. 2.75% 11/1/24	2,166,000	3,050,161

Electrical Equipment - 0.1%
Array Technologies, Inc. 1% 12/1/28	1,692,000	1,697,076
Bloom Energy Corp. 2.5% 8/15/25	51,000	74,511
Plug Power, Inc. 3.75% 6/1/25	17,000	50,572
Stem, Inc. 0.5% 12/1/28 (b)	3,791,000	2,312,464
Sunrun, Inc. 0% 2/1/26	995,000	693,515
		4,828,138
Machinery - 0.1%
John Bean Technologies Corp. 0.25% 5/15/26	1,444,000	1,319,094
Middleby Corp. 1% 9/1/25	3,740,000	4,832,080
The Greenbrier Companies, Inc. 2.875% 4/15/28	66,000	56,232
		6,207,406
Professional Services - 0.1%
FTI Consulting, Inc. 2% 8/15/23	1,295,000	2,354,958
KBR, Inc. 2.5% 11/1/23	1,385,000	3,025,533
		5,380,491
TOTAL INDUSTRIALS		32,318,738

INFORMATION TECHNOLOGY - 4.2%
Communications Equipment - 0.1%
Lumentum Holdings, Inc.:
0.25% 3/15/24	1,309,000	1,368,560
0.5% 12/15/26	1,359,000	1,158,548
0.5% 6/15/28(b)	90,000	67,736
		2,594,844
Electronic Equipment & Components - 0.1%
Insight Enterprises, Inc. 0.75% 2/15/25	1,766,000	3,476,371
Par Technology Corp. 1.5% 10/15/27	98,000	78,253
		3,554,624
IT Services - 0.9%
Affirm Holdings, Inc. 0% 11/15/26	2,090,000	1,393,821
Akamai Technologies, Inc.:
0.125% 5/1/25	3,622,000	3,514,230
0.375% 9/1/27	3,217,000	2,855,088
BigCommerce Holdings, Inc. 0.25% 10/1/26	6,994,000	5,290,961
Block, Inc.:
0% 5/1/26	86,000	70,004
0.125% 3/1/25	69,000	68,224
0.25% 11/1/27	132,000	101,970
0.5% 5/15/23	68,000	73,950
Cloudflare, Inc.:
0% 8/15/26	3,064,000	2,535,460
0.75% 5/15/25	1,193,000	1,980,380
Digitalocean Holdings, Inc. 0% 12/1/26	6,517,000	4,990,354
Fastly, Inc. 0% 3/15/26	5,582,000	4,395,825
MongoDB, Inc. 0.25% 1/15/26	2,569,000	3,105,921
Okta, Inc.:
0.125% 9/1/25	3,884,000	3,369,370
0.375% 6/15/26	4,821,000	4,035,177
Perficient, Inc. 0.125% 11/15/26	1,910,000	1,496,217
Repay Holdings Corp. 0% 2/1/26 (b)	977,000	769,876
Shift4 Payments, Inc.:
0% 12/15/25	1,458,000	1,549,125
0.5% 8/1/27	2,318,000	2,013,183
Shopify, Inc. 0.125% 11/1/25	3,600,000	3,052,800
Wix.com Ltd. 0% 8/15/25	3,257,000	2,774,964
		49,436,900
Semiconductors & Semiconductor Equipment - 0.5%
Camtek Ltd. 0% 12/1/26 (b)	100,000	81,850
Enphase Energy, Inc.:
0% 3/1/26	100,000	101,200
0% 3/1/28	100,000	103,104
0.25% 3/1/25	191,000	508,347
onsemi:
0% 5/1/27	4,073,000	6,313,150
0.5% 3/1/29(b)	6,220,000	6,252,913
1.625% 10/15/23	494,000	1,842,126
Semtech Corp. 1.625% 11/1/27 (b)	1,583,000	1,685,068
SMART Global Holdings, Inc. 2.25% 2/15/26	900,000	958,500
SolarEdge Technologies, Inc. 0% 9/15/25	1,315,000	1,737,773
Wolfspeed, Inc.:
0.25% 2/15/28	810,000	710,775
1.75% 5/1/26	1,205,000	2,000,903
1.875% 12/1/29(b)	5,502,000	5,182,884
		27,478,593
Software - 2.6%
8x8, Inc. 0.5% 2/1/24	1,973,000	1,796,333
Altair Engineering, Inc.:
0.25% 6/1/24	1,265,000	1,786,813
1.75% 6/15/27(b)	1,250,000	1,356,250
Avalara, Inc. 0.25% 8/1/26	1,550,000	1,546,125
Bentley Systems, Inc.:
0.125% 1/15/26	1,500,000	1,381,500
0.375% 7/1/27	3,350,000	2,782,175
Bill Holdings, Inc.:
0% 12/1/25	120,000	110,940
0% 4/1/27	1,521,000	1,183,338
BlackLine, Inc.:
0% 3/15/26	4,350,000	3,673,031
0.125% 8/1/24	3,152,000	3,503,057
Box, Inc. 0% 1/15/26	1,657,000	2,269,262
Cerence, Inc. 3% 6/1/25	559,000	588,040
Ceridian HCM Holding, Inc. 0.25% 3/15/26	1,601,000	1,423,289
Confluent, Inc. 0% 1/15/27	6,658,000	5,173,846
Coupa Software, Inc.:
0.125% 6/15/25	2,193,000	2,177,649
0.375% 6/15/26	3,906,000	3,876,705
CyberArk Software Ltd. 0% 11/15/24	1,858,000	2,054,589
Datadog, Inc. 0.125% 6/15/25	1,316,000	1,441,678
Dropbox, Inc.:
0% 3/1/26	797,000	691,796
0% 3/1/28	811,000	689,350
Everbridge, Inc.:
0% 3/15/26	2,842,000	2,394,385
0.125% 12/15/24	1,856,000	1,667,956
Five9, Inc. 0.5% 6/1/25	3,360,000	3,015,600
Guidewire Software, Inc. 1.25% 3/15/25	1,087,000	1,023,954
HubSpot, Inc. 0.375% 6/1/25	2,540,000	3,719,830
InterDigital, Inc. 3.5% 6/1/27 (b)	100,000	110,700
LivePerson, Inc.:
0% 12/15/26	10,060,000	7,438,156
0.75% 3/1/24	1,765,000	1,638,141
MicroStrategy, Inc.:
0% 2/15/27	12,290,000	5,751,760
0.75% 12/15/25	2,800,000	2,164,121
New Relic, Inc. 0.5% 5/1/23	1,791,000	1,772,195
Pagerduty, Inc. 1.25% 7/1/25	645,000	677,895
Palo Alto Networks, Inc.:
0.375% 6/1/25	6,109,000	11,652,918
0.75% 7/1/23	4,843,000	10,226,069
Pegasystems, Inc. 0.75% 3/1/25	653,000	573,334
Porch Group, Inc. 0.75% 9/15/26 (b)	2,874,000	1,762,915
Progress Software Corp. 1% 4/15/26	2,055,000	2,234,813
Q2 Holdings, Inc. 0.75% 6/1/26	1,720,000	1,453,400
Rapid7, Inc.:
0.25% 3/15/27	4,475,000	3,936,722
2.25% 5/1/25	1,439,000	1,472,817
RingCentral, Inc.:
0% 3/1/25	2,529,000	2,222,359
0% 3/15/26	2,401,000	1,946,311
Splunk, Inc.:
0.5% 9/15/23	1,102,000	1,079,409
1.125% 9/15/25	2,760,000	2,706,180
1.125% 6/15/27	2,002,000	1,710,285
Tyler Technologies, Inc. 0.25% 3/15/26	4,017,000	3,737,819
Unity Software, Inc. 0% 11/15/26	11,936,000	9,065,392
Varonis Systems, Inc. 1.25% 8/15/25	1,169,000	1,292,914
Verint Systems, Inc. 0.25% 4/15/26	743,000	653,840
Veritone, Inc. 1.75% 11/15/26	139,000	99,044
Workiva, Inc. 1.125% 8/15/26	4,195,000	5,346,528
Zscaler, Inc. 0.125% 7/1/25	3,524,000	3,909,878
		137,963,406
TOTAL INFORMATION TECHNOLOGY		221,028,367

MATERIALS - 0.1%
Chemicals - 0.0%
Livent Corp. 4.125% 7/15/25	522,000	1,450,638

Metals & Mining - 0.1%
ATI, Inc. 3.5% 6/15/25	60,000	160,140
MP Materials Corp. 0.25% 4/1/26 (b)	3,320,000	3,399,913
United States Steel Corp. 5% 11/1/26	728,000	1,714,804
		5,274,857
TOTAL MATERIALS		6,725,495

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Pebblebrook Hotel Trust 1.75% 12/15/26	2,420,000	2,067,890
Summit Hotel Properties, Inc. 1.5% 2/15/26	77,000	66,952
Uniti Fiber Holdings, Inc. 4% 6/15/24 (b)	1,159,000	1,047,994
Uniti Group, Inc. 7.5% 12/1/27 (b)	1,020,000	939,675
		4,122,511
Real Estate Management & Development - 0.1%
Realogy Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26	84,000	58,506
Redfin Corp.:
0% 10/15/25	192,000	137,280
0.5% 4/1/27	5,355,000	3,220,428
Zillow Group, Inc.:
1.375% 9/1/26	3,455,000	3,964,613
2.75% 5/15/25	67,000	67,603
		7,448,430
TOTAL REAL ESTATE		11,570,941

UTILITIES - 0.2%
Electric Utilities - 0.2%
Alliant Energy Corp. 3.875% 3/15/26 (b)	1,160,000	1,160,000
NRG Energy, Inc. 2.75% 6/1/48	3,029,000	3,015,370
PPL Capital Funding, Inc. 2.875% 3/15/28 (b)	3,370,000	3,302,423
Southern Co. 3.875% 12/15/25 (b)	3,790,000	3,723,843
		11,201,636
Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP:
0% 6/15/24(b)	80,000	74,000
2.5% 6/15/26(b)	70,000	63,455
Ormat Technologies, Inc. 2.5% 7/15/27 (b)	690,000	766,590
Sunnova Energy International, Inc.:
0.25% 12/1/26	80,000	61,240
2.625% 2/15/28(b)	1,380,000	1,080,962
		2,046,247
TOTAL UTILITIES		13,247,883

TOTAL CONVERTIBLE BONDS		537,615,216
Nonconvertible Bonds - 0.8%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
Gannett Holdings LLC 6% 11/1/26 (b)	4,965,000	4,170,898

CONSUMER STAPLES - 0.1%
Tobacco - 0.1%
Turning Point Brands, Inc. 5.625% 2/15/26 (b)	3,415,000	3,090,807

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Calumet Specialty Products Partners LP/Calumet Finance Corp. 11% 4/15/25 (b)	930,000	964,271
SFL Corp. Ltd. 7.25% 5/12/26 (b)	1,300,000	1,223,690
		2,187,961
FINANCIALS - 0.5%
Banks - 0.1%
JPMorgan Chase & Co. 3 month U.S. LIBOR + 1.000% 5.8636% 5/15/77 (c)(d)	4,500,000	3,802,500

Capital Markets - 0.0%
Deutsche Bank AG New York Branch 6.72% 1/18/29 (c)	750,000	757,944

Diversified Financial Services - 0.2%
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 6.2883% 12/21/65 (b)(c)(d)	14,050,000	9,589,125

Insurance - 0.2%
MetLife, Inc. 6.4% 12/15/66 (c)	5,000,000	5,018,150
Prudential Financial, Inc.:
3.7% 10/1/50(c)	2,500,000	2,107,813
5.125% 3/1/52(c)	2,350,000	2,147,548
6.75% 3/1/53(c)	2,500,000	2,512,500
		11,786,011
TOTAL FINANCIALS		25,935,580

INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)	2,905,000	2,236,434

UTILITIES - 0.1%
Electric Utilities - 0.0%
Southern Co. 4% 1/15/51 (c)	1,800,000	1,687,770

Multi-Utilities - 0.1%
CMS Energy Corp. 4.75% 6/1/50 (c)	2,000,000	1,791,400
Sempra Energy 4.125% 4/1/52 (c)	1,250,000	1,060,442
		2,851,842
TOTAL UTILITIES		4,539,612

TOTAL NONCONVERTIBLE BONDS		42,161,292
TOTAL CORPORATE BONDS (Cost $578,067,539)		579,776,508

Common Stocks - 50.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	1,449,700	27,413,827
Cellnex Telecom SA (b)	24,833	931,704
Helios Towers PLC (e)	69,039	91,597
Verizon Communications, Inc.	1,162,019	45,097,957
		73,535,085
Entertainment - 0.1%
Activision Blizzard, Inc.	36,800	2,806,000
Media - 1.4%
Comcast Corp. Class A	1,632,012	60,661,886
Gannett Co., Inc. (e)	1,246,208	3,776,010
Interpublic Group of Companies, Inc.	272,500	9,684,650
		74,122,546
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (e)	187,754	26,694,864
TOTAL COMMUNICATION SERVICES		177,158,495
CONSUMER DISCRETIONARY - 3.0%
Automobiles - 0.1%
Ford Motor Co.	144,700	1,746,529
Diversified Consumer Services - 0.1%
H&R Block, Inc.	172,100	6,333,280
Hotels, Restaurants & Leisure - 1.4%
McDonald's Corp.	265,778	70,141,472
Super Group SGHC Ltd. (e)	1,317,895	5,087,075
		75,228,547
Multiline Retail - 0.7%
Dollar Tree, Inc. (e)	114,100	16,576,448
Target Corp.	126,500	21,315,250
		37,891,698
Specialty Retail - 0.6%
Best Buy Co., Inc.	89,100	7,405,101
Burlington Stores, Inc. (e)	32,500	6,963,125
Dick's Sporting Goods, Inc.	100	12,863
TJX Companies, Inc.	223,700	17,135,420
		31,516,509
Textiles, Apparel & Luxury Goods - 0.1%
Columbia Sportswear Co.	50,300	4,386,160
TOTAL CONSUMER DISCRETIONARY		157,102,723
CONSUMER STAPLES - 9.1%
Beverages - 4.0%
Diageo PLC	292,038	12,393,062
Keurig Dr. Pepper, Inc.	726,152	25,088,552
PepsiCo, Inc.	456,220	79,167,857
The Coca-Cola Co.	1,591,047	94,683,207
		211,332,678
Food & Staples Retailing - 0.8%
Albertsons Companies, Inc.	205,500	4,085,340
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	153,200	7,186,759
BJ's Wholesale Club Holdings, Inc. (e)	71,700	5,148,060
Costco Wholesale Corp.	9,700	4,696,546
Walmart, Inc.	134,700	19,144,911
		40,261,616
Food Products - 1.0%
Bunge Ltd.	50,200	4,794,100
Mondelez International, Inc.	567,014	36,957,973
Nestle SA (Reg. S)	75,054	8,456,383
		50,208,456
Household Products - 2.1%
Procter & Gamble Co.	816,260	112,284,695
Personal Products - 0.1%
Unilever PLC	150,900	7,512,936
Tobacco - 1.1%
Altria Group, Inc.	56,400	2,618,652
Philip Morris International, Inc.	538,200	52,366,860
		54,985,512
TOTAL CONSUMER STAPLES		476,585,893
ENERGY - 3.6%
Energy Equipment & Services - 0.0%
Tenaris SA sponsored ADR	39,881	1,316,472
Oil, Gas & Consumable Fuels - 3.6%
Antero Resources Corp. (e)	55,209	1,446,476
Canadian Natural Resources Ltd.	121,738	6,879,602
Canadian Natural Resources Ltd.	13,821	781,025
Cenovus Energy, Inc.	208,391	3,842,730
Cheniere Energy, Inc.	22,038	3,467,459
ConocoPhillips Co.	96,988	10,023,710
DCP Midstream Partners LP	157,729	6,589,918
DHT Holdings, Inc.	2,590,255	29,969,250
DT Midstream, Inc.	12,720	638,544
Energy Transfer LP	1,080,206	13,675,408
EnLink Midstream LLC	365,450	4,114,967
Enterprise Products Partners LP	6,357	162,294
Equitrans Midstream Corp.	46,399	279,786
Exxon Mobil Corp.	228,706	25,137,076
Genesis Energy LP	428,000	4,951,960
Golar LNG Ltd. (e)	10,914	249,167
Hess Corp.	18,000	2,424,600
Imperial Oil Ltd.	357,831	17,698,801
MEG Energy Corp. (e)	133,264	2,105,659
MPLX LP	61,776	2,139,303
ONEOK, Inc.	7,595	497,093
Ovintiv, Inc.	33,290	1,423,813
Phillips 66 Co.	104,324	10,699,469
Plains All American Pipeline LP	611,438	8,101,554
Scorpio Tankers, Inc.	70,100	4,231,236
Targa Resources Corp.	99,620	7,381,842
The Williams Companies, Inc.	27,120	816,312
Valero Energy Corp.	87,038	11,465,516
Western Midstream Partners LP	257,979	6,710,034
		187,904,604
TOTAL ENERGY		189,221,076
FINANCIALS - 5.1%
Banks - 2.6%
Bank of America Corp.	783,145	26,861,874
Huntington Bancshares, Inc.	853,352	13,073,353
JPMorgan Chase & Co.	133,800	19,180,230
M&T Bank Corp.	159,857	24,824,194
PNC Financial Services Group, Inc.	224,002	35,374,396
Wells Fargo & Co.	416,812	19,494,297
		138,808,344
Consumer Finance - 0.3%
Capital One Financial Corp.	155,290	16,939,033
Insurance - 2.2%
American Financial Group, Inc.	75,900	10,178,949
Chubb Ltd.	183,336	38,687,563
Hartford Financial Services Group, Inc.	221,136	17,310,526
Marsh & McLennan Companies, Inc.	33,200	5,383,048
The Travelers Companies, Inc.	235,492	43,594,279
		115,154,365
TOTAL FINANCIALS		270,901,742
HEALTH CARE - 10.2%
Biotechnology - 3.4%
AbbVie, Inc.	607,737	93,530,724
Amgen, Inc.	295,700	68,501,862
Gilead Sciences, Inc.	199,400	16,057,682
		178,090,268
Health Care Equipment & Supplies - 0.0%
GE HealthCare Technologies, Inc. (e)	40,558	3,082,408
Health Care Providers & Services - 0.6%
UnitedHealth Group, Inc.	63,104	30,033,718
Life Sciences Tools & Services - 0.6%
Danaher Corp.	122,870	30,414,011
Pharmaceuticals - 5.6%
AstraZeneca PLC sponsored ADR	444,124	28,948,002
Bristol-Myers Squibb Co.	355,571	24,520,176
Eli Lilly & Co.	118,833	36,983,206
Johnson & Johnson	372,620	57,107,741
Merck & Co., Inc.	858,081	91,162,525
Roche Holding AG (participation certificate)	76,033	21,923,278
Royalty Pharma PLC	185,400	6,646,590
Sanofi SA sponsored ADR	530,300	24,844,555
		292,136,073
TOTAL HEALTH CARE		533,756,478
INDUSTRIALS - 5.8%
Aerospace & Defense - 1.8%
Huntington Ingalls Industries, Inc.	57,194	12,308,149
Lockheed Martin Corp.	85,000	40,312,100
Northrop Grumman Corp.	54,102	25,109,279
The Boeing Co. (e)	76,899	15,498,993
		93,228,521
Air Freight & Logistics - 1.0%
United Parcel Service, Inc. Class B	291,329	53,164,629
Building Products - 0.4%
Johnson Controls International PLC	285,090	17,880,845
Commercial Services & Supplies - 0.2%
GFL Environmental, Inc. (f)	20,202	613,535
Republic Services, Inc.	5,730	738,769
Waste Connections, Inc. (United States)	7,953	1,065,066
Waste Management, Inc.	45,500	6,814,080
		9,231,450
Construction & Engineering - 0.0%
Ferrovial SA	19,469	540,755
VINCI SA	3,371	384,504
		925,259
Electrical Equipment - 1.3%
AMETEK, Inc.	41,600	5,888,896
Babcock & Wilcox Enterprises, Inc. (e)	1,595,880	10,357,261
Eaton Corp. PLC	300,503	52,566,990
		68,813,147
Industrial Conglomerates - 0.4%
General Electric Co.	121,675	10,307,089
Hitachi Ltd.	119,800	6,062,370
Siemens AG	43,300	6,598,571
		22,968,030
Machinery - 0.2%
ITT, Inc.	86,400	7,852,896
Professional Services - 0.1%
KBR, Inc.	83,000	4,574,130
Road & Rail - 0.0%
Canadian Pacific Railway Ltd.	708	53,766
CSX Corp.	6,724	205,015
Union Pacific Corp.	1,323	274,231
		533,012
Trading Companies & Distributors - 0.1%
Watsco, Inc. (f)	19,356	5,897,967
Transportation Infrastructure - 0.3%
Aena SME SA (b)	91,809	14,216,374
Aeroports de Paris SA (e)	3,194	464,346
Getlink SE	48,900	823,665
Grupo Aeroportuario del Pacifico S.A.B. de CV sponsored ADR	4,602	874,748
Grupo Aeroportuario Norte S.A.B. de CV ADR	12,860	1,002,951
Transurban Group unit	31,795	303,379
		17,685,463
TOTAL INDUSTRIALS		302,755,349
INFORMATION TECHNOLOGY - 5.1%
Communications Equipment - 1.6%
Cisco Systems, Inc.	1,724,280	83,489,638
IT Services - 1.0%
Accenture PLC Class A	31,002	8,232,581
Amdocs Ltd.	284,939	26,103,262
Capgemini SA	35,000	6,583,918
Paychex, Inc.	42,000	4,636,800
Visa, Inc. Class A	27,300	6,004,362
		51,560,923
Semiconductors & Semiconductor Equipment - 0.9%
Advanced Micro Devices, Inc. (e)	27,700	2,176,666
NVIDIA Corp.	12,100	2,809,136
NXP Semiconductors NV	111,700	19,936,216
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	280,907	24,458,572
		49,380,590
Software - 0.8%
Gen Digital, Inc.	298,700	5,827,637
Microsoft Corp.	125,967	31,418,689
Roper Technologies, Inc.	12,200	5,248,440
Zoom Video Communications, Inc. Class A (e)	25,700	1,916,963
		44,411,729
Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.	62,141	9,160,205
FUJIFILM Holdings Corp.	60,100	2,804,711
Samsung Electronics Co. Ltd.	497,213	22,806,037
Seagate Technology Holdings PLC	116,800	7,540,608
		42,311,561
TOTAL INFORMATION TECHNOLOGY		271,154,441
MATERIALS - 1.6%
Chemicals - 0.7%
Linde PLC	90,818	31,638,267
Nutrien Ltd.	71,876	5,600,481
		37,238,748
Containers & Packaging - 0.5%
Ball Corp.	96,600	5,429,886
Crown Holdings, Inc.	204,032	17,650,808
		23,080,694
Metals & Mining - 0.4%
Agnico Eagle Mines Ltd. (United States) (f)	39,400	1,813,582
Freeport-McMoRan, Inc.	449,600	18,420,112
Wheaton Precious Metals Corp.	45,700	1,904,027
		22,137,721
TOTAL MATERIALS		82,457,163
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
American Tower Corp.	47,130	9,332,211
Crown Castle International Corp.	3,203	418,792
Digital Realty Trust, Inc.	1,159	120,803
Equinix, Inc.	813	559,564
Lamar Advertising Co. Class A	125,368	13,108,478
Londonmetric Properity PLC	88,904	201,792
Prologis (REIT), Inc.	3,059	377,481
SBA Communications Corp. Class A	1,499	388,766
Segro PLC	34,756	344,233
Warehouses de Pauw	6,201	189,943
		25,042,063
Real Estate Management & Development - 0.0%
Catena AB	2,069	81,155
TOTAL REAL ESTATE		25,123,218
UTILITIES - 3.1%
Electric Utilities - 1.9%
Constellation Energy Corp.	52,989	3,968,346
Enel SpA	100,414	563,279
Exelon Corp.	271,162	10,952,233
Iberdrola SA	85,798	983,540
Kansai Electric Power Co., Inc.	34,226	322,263
NextEra Energy, Inc.	892,636	63,403,935
ORSTED A/S (b)	4,889	425,554
PG&E Corp. (e)	221,000	3,452,020
Xcel Energy, Inc.	301,180	19,447,193
		103,518,363
Independent Power and Renewable Electricity Producers - 0.2%
Brookfield Renewable Partners LP	9,630	251,536
EDP Renovaveis SA	15,211	312,281
NextEra Energy Partners LP	7,646	506,624
RWE AG	19,114	813,527
The AES Corp.	12,422	306,575
Vistra Corp.	371,800	8,175,882
		10,366,425
Multi-Utilities - 1.0%
Ameren Corp.	206,605	17,088,300
Dominion Energy, Inc.	375,853	20,904,944
Engie SA	19,933	290,890
Veolia Environnement SA	12,254	365,712
WEC Energy Group, Inc.	153,106	13,574,378
		52,224,224
TOTAL UTILITIES		166,109,012
TOTAL COMMON STOCKS (Cost $2,014,551,101)		2,652,325,590

Preferred Stocks - 9.4%
	Shares	Value ($)
Convertible Preferred Stocks - 1.7%
COMMUNICATION SERVICES - 0.2%
Media - 0.0%
Paramount Global Series A 5.75%	2,270	70,288

Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. 5.25% (b)(e)	6,750	7,826,647

TOTAL COMMUNICATION SERVICES		7,896,935

CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
Aptiv PLC Series A, 5.50%	30,200	3,840,299

FINANCIALS - 0.5%
Banks - 0.5%
Bank of America Corp. 7.25%	8,965	10,702,776
Wells Fargo & Co. 7.50%	11,545	13,805,918
		24,508,694
Capital Markets - 0.0%
KKR & Co. LP Series C, 6.00%	29,300	1,969,839

TOTAL FINANCIALS		26,478,533

HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. 6.50%	38,500	1,854,930
Boston Scientific Corp. Series A, 5.50%	55,600	6,300,709
		8,155,639
Life Sciences Tools & Services - 0.1%
Danaher Corp. Series B, 5.00%	6,160	7,782,037

TOTAL HEALTH CARE		15,937,676

INDUSTRIALS - 0.2%
Construction & Engineering - 0.1%
Fluor Corp. 6.50%	2,900	4,980,402

Machinery - 0.1%
Chart Industries, Inc.	67,600	3,760,588
RBC Bearings, Inc.	37,000	4,170,409
		7,930,997
TOTAL INDUSTRIALS		12,911,399

UTILITIES - 0.4%
Electric Utilities - 0.3%
American Electric Power Co., Inc. 6.125%	36,200	1,777,782
NextEra Energy, Inc.:
6.219%	72,100	3,334,625
6.296%	70,300	3,256,296
PG&E Corp.	44,500	6,113,983
		14,482,686
Gas Utilities - 0.0%
UGI Corp. 7.125%	800	67,880

Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp. 6.875%	45,700	4,164,641

Multi-Utilities - 0.0%
NiSource, Inc. 7.75%	800	83,264

TOTAL UTILITIES		18,798,471

TOTAL CONVERTIBLE PREFERRED STOCKS		85,863,313
Nonconvertible Preferred Stocks - 7.7%
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.:
4.75%	260,000	5,187,000
5.125%	85,000	1,803,700
5.35%	250,000	5,880,000
BCE, Inc. Series AM, Canadian Government Bond 5 Year Note Index + 2.090% 2.939% (c)(d)	7,600	85,942
		12,956,642
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge, Inc. Series L, 5 year U.S. Treasury Index + 3.150% 4.959% (c)(d)	62,800	1,290,540
Energy Transfer LP Series C, 7.375% (c)	60,000	1,461,600
		2,752,140
FINANCIALS - 5.8%
Banks - 3.9%
Bank of America Corp.:
4.25%	550,000	10,235,500
4.375%	340,200	6,586,272
4.75%	125,000	2,582,500
5.00%	500,000	10,885,000
Series HH, 5.875%	155,744	3,887,370
Series KK, 5.375%	455,400	10,588,050
Series PP, 4.125%	300,000	5,511,000
Bank of Hawaii Corp. Series A, 4.625%	25,000	476,500
First Republic Bank:
4.125%	175,000	3,073,000
4.50%	245,000	4,547,200
Series L, 4.375%	225,000	3,984,750
Series M, 4.00%	300,000	5,133,000
First Tennessee Bank NA 3 month U.S. LIBOR + 0.850% 3.75% (b)(c)(d)	12,500	10,281,250
JPMorgan Chase & Co.:
4.55%	553,400	11,211,884
4.625%	600,000	12,354,000
4.75%	325,000	6,854,250
Series DD, 5.75%	384,100	9,567,931
Series EE, 6.00%	200,000	5,066,000
Series MM, 4.20%	686,400	12,993,552
Truist Financial Corp. 4.75%	300,000	6,249,000
U.S. Bancorp:
4.50%	150,000	3,048,000
Series L, 3.75%	50,000	860,000
Series M, 4.00%	225,000	4,106,250
Wells Fargo & Co.:
4.25%	515,000	9,434,800
4.70%	400,000	7,880,000
5.85%(c)	478,751	11,849,087
6.625%(c)	100,000	2,522,000
Series CC, 4.375%	350,000	6,405,000
Series Y, 5.625%	200,000	4,782,000
Series Z, 4.75%	638,900	12,797,167
		205,752,313
Capital Markets - 0.7%
B. Riley Financial, Inc.:
5.00%	80,000	1,691,200
6.375%	53,300	1,244,555
Charles Schwab Corp.:
4.45%	200,000	4,154,000
5.95%	28,000	701,400
Morgan Stanley:
6.875%(c)	115,000	2,915,250
Series E, 7.125%(c)	25,000	639,500
Series I, 6.375%(c)	30,000	762,000
Series K, 5.85%(c)	330,000	8,266,500
Series L, 4.875%	175,000	3,853,500
Series O, 4.50%	455,000	8,572,200
Northern Trust Corp. Series E, 4.70%	90,000	1,927,800
Oaktree Capital Group LLC:
6.55%	80,300	1,910,337
Series A, 6.625%	55,197	1,318,656
State Street Corp. Series G, 5.35% (c)	20,000	504,000
Stifel Financial Corp. Series D, 4.50%	54,900	1,040,355
		39,501,253
Diversified Financial Services - 0.2%
Apollo Global Management LLC:
6.375%	84,971	2,092,836
Series B, 6.375%	60,000	1,461,300
Carlyle Finance LLC 4.625%	165,000	3,049,200
Equitable Holdings, Inc.:
4.30%	76,000	1,444,000
Series A 5.25%	84,500	1,863,225
		9,910,561
Insurance - 1.0%
Allstate Corp.:
5.10%	387,500	8,815,625
Series I, 4.75%	125,000	2,780,000
American Financial Group, Inc. 4.50%	54,000	1,047,600
Athene Holding Ltd.:
Series A, 6.35%(c)	185,000	4,576,900
Series C, 6.375%(c)	199,500	5,029,395
Series D, 4.875%	340,000	6,415,800
Series E, 7.75%(c)	44,000	1,146,200
MetLife, Inc. Series F 4.75%	324,600	7,060,050
Power Financial Corp. BK CDA TREASURY BIL 3 MTH INDX + 1.600% 1.77% (c)(d)	17,400	200,843
Prudential Financial, Inc. 4.125%	150,000	2,932,500
RenaissanceRe Holdings Ltd. Series G, 4.20%	40,000	691,200
W.R. Berkley Corp.:
4.125%	200,000	3,826,000
4.25%	180,000	3,483,000
5.10%	125,000	2,787,500
		50,792,613
Real Estate Management & Development - 0.0%
Brookfield Properties Corp. Canadian Government Bond 5 Year Note Index + 3.000% 4.161% (c)(d)	33,900	346,578

TOTAL FINANCIALS		306,303,318

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
Bombardier, Inc. Series 3, 3.983%	48,600	709,143

Electrical Equipment - 0.2%
Babcock & Wilcox Enterprises, Inc.:
6.50%	100,000	2,270,000
8.125%	303,980	7,505,266
Series A, 7.75%	79,524	1,353,896
		11,129,162
TOTAL INDUSTRIALS		11,838,305

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Pebblebrook Hotel Trust 6.375%	54,000	1,118,880
Public Storage:
3.875%	100,000	1,751,000
3.95%	65,000	1,149,850
4.00%	194,000	3,575,420
4.00%	140,000	2,527,000
Series I, 4.875%	50,000	1,093,500
Series J, 4.70%	65,000	1,373,450
Series K, 4.75%	50,000	1,056,750
Series L, 4.625%	180,000	3,684,600
Series M, 4.125%	70,000	1,285,900
Series O, 3.90%	75,000	1,305,750
Series S, 4.10%	75,000	1,374,750
Summit Hotel Properties, Inc.:
Series E, 6.25%	21,400	446,190
Series F, 5.875%	69,598	1,328,626
Sunstone Hotel Investors, Inc. Series H, 6.125%	20,000	431,400
		23,503,066
Real Estate Management & Development - 0.0%
Brookfield Property Partners LP 5.75%	60,800	1,064,608

TOTAL REAL ESTATE		24,567,674

UTILITIES - 0.9%
Electric Utilities - 0.5%
Brookfield Infrastructure Finance ULC 5.00%	40,000	763,200
Duke Energy Corp. 5.625%	85,000	2,136,900
Entergy Louisiana LLC 4.875%	20,000	446,000
Entergy New Orleans LLC 5.50%	32,217	772,886
Entergy, Inc.:
4.875%	8,000	177,600
Series A, 5.375%	10,000	250,000
Georgia Power Co. 5.00%	30,000	693,600
NextEra Energy Capital Holdings, Inc. 5.65%	115,000	2,892,250
Southern Co.:
4.20%	259,440	5,053,891
5.25%	161,487	3,865,999
Series A, 4.95%	325,000	7,120,750
		24,173,076
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Partners LP 5.25%	125,000	2,532,500

Multi-Utilities - 0.4%
Brookfield Infrastructure Partners LP:
5.125%	53,000	999,050
Class A 5.00%	59,100	1,089,213
CMS Energy Corp.:
5.625%	58,258	1,364,402
5.875%	92,330	2,260,238
5.875%	197,943	4,837,727
DTE Energy Co.:
4.375%	75,000	1,513,500
4.375%	100,000	2,015,000
Series E, 5.25%	100,000	2,389,000
Sempra Energy 5.75%	170,459	4,128,517
		20,596,647
TOTAL UTILITIES		47,302,223

TOTAL NONCONVERTIBLE PREFERRED STOCKS		405,720,302
TOTAL PREFERRED STOCKS (Cost $532,526,137)		491,583,615

Equity Funds - 13.8%
	Shares	Value ($)
Fidelity Real Estate Equity Central Fund (g) (Cost $673,896,601)	5,883,159	726,158,348

Preferred Securities - 11.3%
	Principal Amount (a)	Value ($)
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Energy Transfer LP:
3 month U.S. LIBOR + 4.020% 8.8916% (c)(d)(h)	3,535,000	3,349,413
6.75% (c)(h)	500,000	461,250
7.125% (c)(h)	4,000,000	3,556,000
Summit Midstream Partners LP 3 month U.S. LIBOR + 7.430% 12.1759% (c)(d)(h)(i)	191,000	141,340
		7,508,003
FINANCIALS - 10.5%
Banks - 7.9%
Bank of America Corp.:
4.375% (c)(h)	17,000,000	14,728,800
5.125% (c)(h)	15,500,000	15,055,305
5.2% (c)(h)	24,000,000	23,908,800
5.875% (c)(h)	18,400,000	17,184,680
6.1% (c)(h)	10,720,000	10,612,800
6.125% (c)(h)	16,000,000	15,596,800
6.25% (c)(h)	17,090,000	17,090,000
6.3% (c)(h)	8,000,000	8,050,000
6.5% (c)(h)	11,000,000	10,939,500
Citigroup, Inc.:
3.875% (c)(h)	10,000,000	8,974,000
5% (c)(h)	4,550,000	4,322,500
5.95% (c)(h)	11,750,000	11,482,100
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 2.580% 7.3936% (c)(d)(h)	2,700,000	2,666,723
3.65% (c)(h)	18,500,000	16,058,347
4% (c)(h)	11,000,000	9,846,870
4.6% (c)(h)	23,390,000	21,697,734
5% (c)(h)	18,885,000	18,342,056
5.15% (c)(h)	10,265,000	10,252,169
6% (c)(h)	12,000,000	11,966,760
6.1% (c)(h)	21,000,000	20,881,875
6.125% (c)(h)	2,000,000	1,995,500
6.75% (c)(h)	13,250,000	13,307,969
M&T Bank Corp.:
3.5% (c)(h)	3,900,000	3,090,887
5.125% (c)(h)	5,000,000	4,653,750
PNC Financial Services Group, Inc.:
3.4% (c)(h)	12,000,000	9,916,800
4.85% (c)(h)	2,390,000	2,356,628
5% (c)(h)	6,130,000	5,713,156
6% (c)(h)	6,100,000	5,898,700
6.2% (c)(h)	2,600,000	2,561,000
6.25% (c)(h)	7,135,000	6,903,113
Truist Financial Corp.:
3 month U.S. LIBOR + 3.100% 7.871% (c)(d)(h)	3,000,000	3,038,160
4.8% (c)(h)	7,000,000	6,645,956
4.95% (c)(h)	4,050,000	3,960,212
5.1% (c)(h)	6,850,000	6,540,380
U.S. Bancorp:
3.7% (c)(h)	7,000,000	5,888,750
5.3% (c)(h)	1,500,000	1,353,054
Wells Fargo & Co.:
3.9% (c)(h)	29,400,000	26,294,625
5.875% (c)(h)	15,000,000	14,880,000
5.9% (c)(h)	20,700,000	20,253,501
		414,909,960
Capital Markets - 2.0%
Bank of New York Mellon Corp.:
3.7% (c)(h)	6,725,000	6,123,016
3.75% (c)(h)	8,500,000	7,097,500
4.625% (c)(h)	8,100,000	7,370,907
4.7% (c)(h)	3,000,000	2,917,500
Charles Schwab Corp.:
4% (c)(h)	21,750,000	18,387,450
4% (c)(h)	18,000,000	16,378,440
5% (c)(h)	4,670,000	4,389,800
5.375% (c)(h)	16,750,000	16,498,750
Goldman Sachs Capital II 3 month U.S. LIBOR + 0.760% 5.5281% (c)(d)(h)	4,694,000	3,778,670
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 2.870% 7.7333% (c)(d)(h)	4,755,000	4,709,352
3.65% (c)(h)	2,250,000	1,902,600
4.125% (c)(h)	5,400,000	4,637,250
Morgan Stanley:
5.3% (c)(h)	1,000,000	988,480
5.875% (c)(h)	1,000,000	987,550
Northern Trust Corp. 4.6% (c)(h)	4,435,000	4,096,474
State Street Corp.:
3 month U.S. LIBOR + 3.590% 8.366% (c)(d)(h)	583,000	583,000
5.625% (c)(h)	6,915,000	6,672,975
		107,519,714
Consumer Finance - 0.4%
Ally Financial, Inc.:
4.7% (c)(h)	7,600,000	5,955,740
4.7% (c)(h)	5,000,000	3,678,934
American Express Co. 3.55% (c)(h)	12,000,000	10,186,800
		19,821,474
Diversified Financial Services - 0.0%
Equitable Holdings, Inc. 4.95% (c)(h)	1,250,000	1,204,144
Insurance - 0.2%
Allianz SE 3.2% (b)(c)(h)	3,000,000	2,256,553
MetLife, Inc. 3.85% (c)(h)	7,000,000	6,573,350
		8,829,903
TOTAL FINANCIALS		552,285,195
UTILITIES - 0.6%
Electric Utilities - 0.3%
Duke Energy Corp. 4.875% (c)(h)	7,178,000	6,944,715
Edison International:
5% (c)(h)	4,000,000	3,444,680
5.375% (c)(h)	3,500,000	3,186,155
		13,575,550
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp.:
7% (b)(c)(h)	3,495,000	3,268,978
8% (b)(c)(h)	4,490,000	4,310,400
		7,579,378
Multi-Utilities - 0.2%
Dominion Energy, Inc. 4.65% (c)(h)	2,050,000	1,891,125
Sempra Energy 4.875% (c)(h)	8,000,000	7,540,990
		9,432,115
TOTAL UTILITIES		30,587,043
TOTAL PREFERRED SECURITIES (Cost $627,378,330)		590,380,241

Money Market Funds - 3.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (j)	188,532,614	188,570,320
Fidelity Securities Lending Cash Central Fund 4.63% (j)(k)	5,589,566	5,590,125
TOTAL MONEY MARKET FUNDS (Cost $194,159,863)		194,160,445

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $4,620,579,571)	5,234,384,747
NET OTHER ASSETS (LIABILITIES) - 0.3%	14,627,841
NET ASSETS - 100.0%	5,249,012,588

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $176,042,848 or 3.4% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Non-income producing
(f)	Security or a portion of the security is on loan at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Security is perpetual in nature with no stated maturity date.
(i)	Non-income producing - Security is in default.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	55,844,907	372,704,365	239,978,952	1,120,679	-	-	188,570,320	0.4%
Fidelity Real Estate Equity Central Fund	760,734,658	9,566,571	49,414,211	9,566,570	670,103	4,601,227	726,158,348	75.8%
Fidelity Securities Lending Cash Central Fund 4.63%	22,365,575	18,515,828	35,291,278	4,753	-	-	5,590,125	0.0%
Total	838,945,140	400,786,764	324,684,441	10,692,002	670,103	4,601,227	920,318,793

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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